Information on Subsidiaries (Narrative) (Details) - CAD ($) $ in Billions	Oct. 31, 2025	Oct. 31, 2024
Information on Subsidiaries [Abstract]
Net assets of subsidiaries subject to regulatory or capital adequacy requirements	$ 107	$ 109